Acquisitions - Consideration for the Acquisition of Property (Details) - Dec. 31, 2014 - USD ($)	Total
Bren Road LLC
Business Combination, Separately Recognized Transactions [Line Items]
Assumption of loan	$ 11,500,000
Issuance of common units of Talon OP, value	$ 6,500,000
Common units issued	5,200,000
Contingent liability included in accrued expenses	$ 131,250
Total purchase price	18,131,250
First Trust Center
Business Combination, Separately Recognized Transactions [Line Items]
Assumption of loan	32,000,000
Issuance of common units of Talon OP, value	$ 5,000,000
Common units issued	4,000,000
Issuance of preferred units of Talon OP, value	$ 3,000,000
Preferred units issued	30,000
Assumption of accrued expenses and other liabilities	$ 804,361
Total purchase price	$ 40,804,361